Risk management section - ING Group long-term debt maturity profile by currency (Details) € in Billions	Dec. 31, 2019 EUR (€)
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 94
2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	13
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	14
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	13
2023 [Member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	10
2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3
2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4
Beyond 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	37
Euro Member Countries, Euro [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	62
Euro Member Countries, Euro [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9
Euro Member Countries, Euro [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9
Euro Member Countries, Euro [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8
Euro Member Countries, Euro [member] | 2023 [Member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	5
Euro Member Countries, Euro [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Euro Member Countries, Euro [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4
Euro Member Countries, Euro [member] | Beyond 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	26
US Dollar [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	22
US Dollar [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3
US Dollar [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2
US Dollar [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4
US Dollar [member] | 2023 [Member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4
US Dollar [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
US Dollar [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile
US Dollar [member] | Beyond 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8
Other Currency [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	10
Other Currency [member] | 2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Other Currency [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2
Other Currency [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Other Currency [member] | 2023 [Member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Other Currency [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Other Currency [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile
Other Currency [member] | Beyond 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 2